STOCKHOLDERS’ EQUITY (DEFICIT) (Details 3) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,954,264	10,320,673	22,476,592	3,900,842
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,206,011	1,630,973	6,372,931	630,973
Convertible debentures and accrued interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,600,000	2,281,128	12,751,512	2,115,195
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	254,500	134,000	196,000	113,000
Restricted stock units - unvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,893,753	6,274,572	3,156,249	1,041,674